Derivative Financial Instruments (Details 6) (Derivatives not designated as hedging instruments, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 10,879	$ 4,139	$ 14,213	$ 8,020	$ 11,657	$ 17,309	$ 9,517
Product contracts | Cost of sales
Derivative Financial Instruments
Amount of Gain (Loss) Recognized in Income on Derivatives	10,708	4,576	14,196	8,223	11,819	17,164	9,517
Foreign currency derivatives | Cost of sales
Derivative Financial Instruments
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 171	$ (437)	$ 17	$ (203)	$ (162)	$ 145